FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	$ 49,718	$ 38,676
Non-employee Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	22,373	17,210
Non-employee Earnouts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	27,345	21,466
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	10,530	8,100
Level 1 | Non-employee Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	10,530	8,100
Level 1 | Non-employee Earnouts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	0	0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	11,843	9,110
Level 2 | Non-employee Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	11,843	9,110
Level 2 | Non-employee Earnouts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	0	0
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	27,345	21,466
Level 3 | Non-employee Warrants
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	0	0
Level 3 | Non-employee Earnouts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	$ 27,345	$ 21,466